August 6, 2010

VIA EDGAR AND OVERNIGHT DELIVERY

Ms. Julie F. Rizzo

Securities and Exchange Commission

Mail Stop 3561

100 F Street, NE

Washington, D.C.  20549

Re:                       Erickson Air-Crane Incorporated
Registration Statement on Form S-1
Filed May 12, 2010
File No. 333-166752

Dear Ms. Rizzo:

This letter is the response of Erickson Air-Crane Incorporated (the “Company”), which has filed Amendment No. 2 to the Registration Statement on Form S-1, to the Staff’s comments to the above referenced Registration Statement.  The Company has attached a copy of the comment letter and numbered this response to correspond to it.  The Company has filed Amendment No. 2 to the Registration Statement via EDGAR and has sent five marked courtesy copies of relevant requested documents to Mr. J. Dana Brown.

Prospectus Summary, page 1

Our Company, page 1

1.              Please provide the basis for your statement that there are significant growth opportunities for your business or please delete this language.  Please also similarly revise the disclosure in the first paragraph of the Business section starting on page 77 as applicable.

We have revised the disclosure to provide a basis for the belief that growth opportunities exist in aerial firefighting, as an illustrative example, and we have inserted a cross-reference to “The Commercial Heavy-Lift Helicopter Industry—

Commercial Heavy-Lift Helicopter Markets” where we describe in greater detail the basis for the belief that there are significant growth opportunities for the Company’s business.  In the interest of ensuring the prospectus, and in particular the summary section of the prospectus, remains concise and readable, we believe a cross-reference, rather than a separate summary of the information in the industry overview, is an appropriate way to convey this information.

2.              Please revise the last sentence of the second paragraph of this section to clarify which portion of your backlog is due to signed multi-year contracts and which portion of your backlog is due to anticipated contract extensions.

We have revised this disclosure as requested.

Risk Factors, page 11

Failure to maintain our safety record would seriously harm out ability, page 11

3.              We note your response to our prior comment 13.  Please revise this risk factor and the preceding risk factor to define the terms “periodically,” “events” and “less severe damage.”

We had intended this sentence to convey that the Company’s helicopters occasionally sustain damage that is less severe than a total loss of the aircraft as stated in the prior sentence.  We have reworded the risk factors to clarify this.  We have replaced the word “periodically” with the phrase “from time to time” to eliminate the implication that such events occur at regular intervals.  We have replaced the word “event” with the words “accidents and incident,” terms regularly used in the aviation industry, and we have provided examples to clarify the intended meaning.

The helicopter services business is highly competitive, page 12

4.              We note your response to our prior comment 14.  Please revise to discuss, as disclosed on page 89, that “[a] number of military helicopters could, if made available for civilian use, be deployed in operations similar to those that we undertake and have significantly greater lift capacity and range.”

We have revised this risk factor to note that the development of a competitive aircraft or acquisition and conversion of a military helicopter to civilian uses would take considerable time and resources, which mitigates the short-term risk to the Company of such a conversion.

We depend on a small number of large customers, page 13

5.              We note your response to our prior comment 15.  Please revise this risk factor to include disclosure regarding the contingent nature of some of these contracts as discussed in your response to our prior comment 15.  Additionally, please revise this risk factor to discuss the specific risks associated with the services you provide in Greece.

We have revised this risk factor to reference the contingent nature of portions of some of these contracts.  In addition, we have modified the title of a subsequent risk factor, now “Some of our arrangements with customers are short-term, ad hoc or ‘call when needed’,” to help readers more easily locate the discussion about the risks associated with these arrangements.

In addition, we have included the following discussion of the specific risks associated with the services the Company provides in Greece: “Our ability to collect this receivable from ICSS depends on its ability to collect from the Hellenic Fire Brigade.  In June, we entered into an agreement to provide firefighting services directly to the Hellenic Fire Brigade.  Because of concerns relating to the economic crisis in Greece, including concerns relating to Greece’s ability to pay its debts as they become due, we negotiated advance payments comprising approximately 50% of the expected 2010 revenues under our June 2010 agreement.  If ICSS or the Hellenic Fire Brigade defaults on its obligations under prior or current agreements, our business, financial condition, and results of operations would be adversely affected.”

6.              Please advise as to why the customers listed in this risk factor do not match the customers discussed in the Significant Customers section starting on page 88.

The customers listed in the first sentence of the risk factor are those from whom the Company expects to receive significant revenues in 2010 and beyond, including some customers that accounted for less than 10% of the Company’s revenues in 2009.  The customers listed in the Significant Customers section starting on page 88 are those from whom the Company accounted 10% or more of its consolidated revenue in 2009.  For example, the Company derived at least 10% of its consolidated revenues in 2009 from San Diego Gas & Electric but does not expect to receive significant revenues from San Diego Gas & Electric in 2010.

We have a significant backlog that may be deferred, page 13

7.              Please revise this risk factor to state how much of the backlog is comprised of the estimated revenue from your timber harvesting agreement in Malaysia.  Please similarly revise the Backlog section on page 87.

We have revised these disclosures as requested.

Our dependence on a small number of manufacturers, page 17

8.              We note your response to our prior comment 19.  Please revise this risk factor to include the information provided in the last sentence of your response to that comment.

We revised the last sentence of the risk factor to read:  “As we exhaust our inventory, the purchase of any new components, or the manufacture by us of new components, could materially increase our operating cost or delay our operations; we routinely monitor levels of out-of-production parts and design and certify replacement parts to mitigate this risk.”

The Commercial Heavy-Lift Helicopter Industry, page 64

Commercial Heavy-Lift Helicopter Markets, page 66

9.              Please revise to provide your basis for the last sentence of this section or please delete this language.

Although the Company’s successful track record and versatile product offering are key selling points to prospective customers, we agree that they do not by themselves position the Company to provide services in markets where it does not currently operate.  We have revised the last sentence to read:  “We also believe our long and successful track record and versatile product offering will be attractive to prospective customers in markets where we do not currently operate.”

Business, page 77

10.       We note your response to our prior comment 33.  Please advise as to the basis for your statement that “[w]e believe our fleet of 17 owned S-64 Aircranes is the largest commercial fleet of helicopters in the world capable of carrying loads in excess of 20,000 lbs” in light of your disclosure on page 64 that the number of commercial “MIL 26” aircraft in operation is unknown.

The Company is familiar with the heavy-lift helicopter industry, including the fleets of its competitors and significant commercial operations.  Although the total number of commercial “MIL 26” aircraft in operation is unknown, management believes that if there were a significant fleet of MIL 26s conducting commercial operations, its size would be known by it and others in the industry.  For that reason, the Company qualified its statement with the phrase “we believe.”

11.       We note your response to our prior comment 36.  Please revise pages three and 80 to state that there is no guarantee that you will enter into a binding agreement with Bell.

We have revised these disclosures as requested.

Significant Customers, page 88

12.       We note your response to our prior comment 39.  Regarding aerial service customers who accounted for 10% of 2009 revenues, please revise to state which have pending contracts and which have existing contracts.

We have revised this language to clarify that the Company has existing contracts with all of its aerial services customers who accounted for 10% of 2009 revenues.

Management, page 94

Directors and Executive Officers, page 94

13.       Please provide this information as of a more recent date than March 31, 2010.

We have updated this information to speak as of August 1, 2010.

Executive Compensation, page 100

2009 Compensation of Our Named Executive Officers; Grants of Plan-Based Awards in 2009, page 104

14.       We note your response to our prior comment 48.  Please revise your discussion under the section entitled Annual Non-Equity Incentive Plan on page 101 to explain that there are no threshold, target and maximum amounts.  Please also clarify whether a named executive officer who only meets four of the five performance targets listed in the bullet points on page 102 will receive any payments under the plan.

We have revised our discussion under the section entitled Annual Non-Equity Incentive Plan on page 101 to explain that there are no threshold, target and maximum amounts.  In addition, we have clarified that a named executive office may receive an incentive award even if all of the performance measures are not met.

15.       The amounts listed in the estimated future payouts under non-equity incentive plan awards column of this table do not appear to correspond to the percentages of each named executive officer’s salary set forth in footnote 1 of this table multiplied by the amounts set forth in the salary column of the Summary Compensation Table.  Please advise.

The Company typically adjusts “annual salary” several months after the begining of a fiscal year.  The estimated future payouts correspond to this “annual salary” amount.  The salary column in the summary compensation table is the amount of salary actually paid in the year, which includes a portion paid at the prior year’s “annual salary” level.  In addition, as described in the footnotes to the summary compensation table, each of Messrs. Rieder, Ryan, and McClaren’s 2009 compensation information reflects a partial year of employment.  We have revised the description in the footnote to the “Grants of Plan-Based Awards in 2009” to state that the percentages used to calculate the estimated future payouts apply to “annualized” base salary.

Certain Relationships and Related Transactions, page 109

16.       We note your response to our prior comment 50.  Instruction 1 to Item 404 of Regulation S-K requires disclosure “for the two fiscal years preceding the registrant’s last fiscal year.”  Please revise to provide disclosure regarding buyer-related fees paid to each of Stonehouse Management Company LLC and ZM Equity Partners, LP.

We have revised this disclosure to include the payments to Stonehouse Management Company LLC and ZM Equity Partners, LP in connection with the Company’s acquisition in September 2007.  In addition, we have included the amounts paid to Stonehouse Erickson Management Company LLC under its management services agreement with the Company in 2007, 2008 and 2009.

17.       Please revise this section to include the information required by Item 404(a) of Regulation S-K.  In this regard, please provide the approximate dollar value of the amount involved in the registration rights agreement and the approximate dollar value of the amount of the related person’s interest in the transaction.

We revised this disclosure to specify the parties who hold registration rights and to clarify that the holders party to the registration rights agreement have waived their registration rights with respect to this offering. The Company estimates that the reimbursable expenses of the selling stockholders will be less than $120,000. The Company is unable to calculate the dollar value of the related person’s registration rights generally.  The amount of the expenses and fees the Company must reimburse in a future offering would depend on whether the Company conducts a primary offering at the same time, whether it is eligible to register the transaction on Form S-3, whether it then has a shelf-registration statement in place, and a number of other factors.  We have added a brief discussion of these factors to this section.  In addition to these variables, payment of the selling stockholders expenses, and the negative impact significant expenses could have on the Company, could decrease the price at which the selling stockholders’ shares may be sold, which also would affect the value of the registration rights.

Material United States Tax Federal Income Tax Consequences, page 118

18.       We note your response to our prior comment 53.  Please also revise the bold statement on page 118 that prospective investors should consult their tax advisors to state that investors are encouraged to do so.

We have revised this disclosure as requested.

19.       We note your response to our prior comment 54.  We note that any selling shareholder may ultimately be deemed to be an underwriter, and investors should be put on notice of this fact.  Please revise to state that the selling shareholders may be deemed to be underwriters.

We have updated this disclosure as requested.

In addition to updates to the prospectus to include information for the six month periods ended June 30, 2010 and 2009, after discussions with SEC staff in the Chief Accountant’s Office, we have modified Management’s Discussion and Analysis of Financial Condition and Results of Operations to:

•                  add an executive overview; and

•                  delete the combined financial data for 2007, which were derived from the 2007 successor and predecessor periods, and, instead, compare 2008 results to each of the 2007 successor period and 2007 predecessor period.

We understand you may have additional comments based on our response.  Please address any questions or comments you may have about this letter and the registration statement to me at (503) 294-9444.

Sincerely,

/s/ James M. Kearney

James M. Kearney

cc:           J. Dana Brown (SEC Reviewer)

Charles E. Ryan

John J. Halle